Procure Space ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.5%
Cayman Islands - 0.2%
Software - 0.2%
Arqit Quantum, Inc. (a)(b)	53,833	$114,126
Total Cayman Islands		114,126

France - 4.7%
Aerospace & Defense - 0.2% (d)
Thales SA - ADR	1,024	135,010
Media - 4.5%
Eutelsat Communications SA - ADR	345,499	2,634,103
Total France		2,769,113

Israel - 0.2%
Communications Equipment - 0.2%
SatixFy Communications Ltd. (a)(b)	79,116	136,079
Total Israel		136,079

Italy - 0.1%
Aerospace & Defense - 0.1% (d)
Leonardo SpA - ADR	4,093	42,025
Total Italy		42,025

Japan - 4.1%
Media - 2.7%
Sky Perfect JSAT Holdings, Inc. - ADR	410,400	1,581,071
Professional Services - 1.4%
Weathernews, Inc.	15,400	833,681
Total Japan		2,414,752

Luxembourg - 5.1%
Media - 5.1%
SES SA	387,983	3,000,983
Total Luxembourg		3,000,983

Netherlands - 3.5%
Aerospace & Defense - 1.1% (d)
Airbus SE - ADR	5,389	672,125
Software - 2.4%
TomTom NV - ADR (a)	198,211	1,402,462
Total Netherlands		2,074,587

Switzerland - 4.6%
Household Durables - 4.6%
Garmin, Ltd.	27,875	2,756,280
Total Switzerland		2,756,280

United States - 77.0%
Aerospace & Defense - 33.2% (d)
Aerojet Rocketdyne Holdings, Inc. (a)	2,610	145,951
Astra Space, Inc. (a)(b)	491,781	312,674
Boeing Co. (a)	7,441	1,584,933
L3Harris Technologies, Inc.	6,118	1,314,269
Lockheed Martin Corp.	2,746	1,272,112
Maxar Technologies, Inc.	108,866	5,625,106
Northrop Grumman Corp.	2,466	1,104,867
Raytheon Technologies Corp.	13,394	1,337,391
Rocket Lab USA, Inc. (a)	669,614	3,327,981
Sidus Space, Inc. - Class A (a)(b)	23,348	9,573
Terran Orbital Corp. (a)	257,351	499,261
Virgin Galactic Holdings, Inc. (a)(b)	569,458	3,143,408
Total Aerospace & Defense		19,677,526
Communications Equipment - 6.4%
Comtech Telecommunications Corp.	44,487	705,564
ViaSat, Inc. (a)	88,807	3,059,401
Total Communications Equipment		3,764,965
Containers & Packaging - 0.4%
Ball Corp.	4,311	251,073
Diversified Telecommunication Services - 14.7%
AST SpaceMobile, Inc. (a)(b)	112,444	605,511
AT&T, Inc.	41,076	836,718
EchoStar Corp. - Class A (a)	97,152	1,817,714
Globalstar, Inc. (a)	1,655,320	2,334,001
Iridium Communications, Inc. (a)	52,679	3,152,312
Total Diversified Telecommunication Services		8,746,256
Electronic Equipment, Instruments & Components - 4.5%
Trimble, Inc. (a)	46,180	2,681,211
Industrial Conglomerates - 1.9%
Honeywell International, Inc.	5,426	1,131,212
Media - 11.2%
Comcast Corp. - Class A	38,104	1,499,392
DISH Network Corp. - Class A (a)	182,289	2,623,139
Sirius XM Holdings, Inc. (b)	432,640	2,504,986
Total Media		6,627,517
Professional Services - 4.7%
BlackSky Technology, Inc. (a)(b)	182,715	332,541
Planet Labs PBC (a)	498,143	2,465,808
Total Professional Services		2,798,349
Total United States		45,678,109
TOTAL COMMON STOCKS (Cost $74,377,183)		58,986,054

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.47% (c)		6,850,761
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,850,761)		6,850,761

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.14% (c)	145,503	145,503
TOTAL SHORT-TERM INVESTMENTS (Cost $145,503)		145,503

Total Investments (Cost $81,373,447) - 111.2%		65,982,318
Liabilities in Excess of Other Assets - (11.2)%		(6,651,431)
TOTAL NET ASSETS - 100.0%		$59,330,887

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at January 31, 2023.
(c)	Rate reflects annualized seven-day yield on January 31, 2023.
(d)	As of January 31, 2023, the Fund had a significant portion of its assets invested in the Aerospace & Defense industry.

The industry classifications listed above are in accordance with Global Industry Classification
Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P").